COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of Options Activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year	926,266	431,266	451,898
Outstanding at the beginning of the year	$ 5.74	$ 4.98	$ 5.06
Outstanding	3 years 3 months 18 days	3 years 3 months 18 days	3 years 4 months 24 days	4 years 2 months 12 days
Granted	353,117	685,000	20,000
Granted	$ 4.22	$ 6.41	$ 4.32
Granted	4 years 9 months 3 days	4 years	4 years
Forfeited	(61,608)	(190,000)	(40,632)
Forfeited			$ 14.00
Outstanding	$ 0	$ 0	$ 197,506
Exercisable at end of period	581,325	404,599	312,310
Exercisable at end of period	$ 5.38	$ 5.02	$ 5.25
Exercisable	2 years 4 months 24 days	3 years 3 months 18 days	3 years 4 months 24 days
Exercisable		$ 0	$ 0
Cancelled/Forfeited		(190,000)
Cancelled/Forfeited	$ 4.48	$ 6.41
Outstanding at the end of the year	1,217,775	926,266	431,266	451,898
Outstanding at the end of the year	$ 5.37	$ 5.74	$ 4.98	$ 5.06